UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2009
Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Everest Capital Limited

Address:  Everest Capital Limited
          65 Front Street, 6th Floor
          Hamilton, Bermuda HM12

13F File Number: 028-04298

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Damian Resnik
Title:  Chief Compliance Officer
Phone:  (441) 296-0222


Signature, Place and Date of Signing:

/s/ Damian Resnik                   Hamilton, Bermuda         November 13, 2009
----------------------              ------------------        -----------------
     [Signature]                    [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       46

Form 13F Information Table Value Total:     $349,848
                                           (thousands)


List of Other Included Managers:

Form 13F File Number            Name

None.

    --------------------------------------------------------------------

                                                      FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN  2       COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                                TITLE                      VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS        CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------                  --------        -----      --------  -------   --- ----  ----------  --------  ----     ------  ----
ADVANCED MICRO DEVICES INC     COM             007903107     3,882     685,800 SH        SOLE        NONE      685,800
AES CORP                       COM             00130H105     2,509     169,300 SH        SOLE        NONE      169,300
AK STL HLDG CORP               COM             001547108     3,453     175,000 SH        SOLE        NONE      175,000
APPLE INC                      COM             037833100    18,016      97,200 SH        SOLE        NONE       97,200
BAIDU INC                      SPON ADR REP A  056752108     3,011        7700 SH        SOLE        NONE         7700
BANCO MACRO SA                 SPON ADR B      05961W105       411      17,000 SH        SOLE        NONE       17,000
BANK OF AMERICA CORPORATION    COM             060505104    16,717     988,000 SH        SOLE        NONE      988,000
BRUNSWICK CORP                 COM             117043109     3,141     262,200 SH        SOLE        NONE      262,200
CALPINE CORP                   COM NEW         131347304       613      53,200 SH        SOLE        NONE       53,200
CEMEX SAB DE CV                SPON ADR NEW    151290889    29,589   2,290,200 SH        SOLE        NONE    2,290,200
CHESAPEAKE ENERGY CORP         COM             165167107       625      22,000 SH        SOLE        NONE       22,000
CITIGROUP INC                  COM             172967101    38,042   7,860,000 SH        SOLE        NONE    7,860,000
COMMUNITY HEALTH SYS INC NEW   COM             203668108     2,385      74,700 SH        SOLE        NONE       74,700
COMPANHIA SIDERURGICA NACION   SPONSORED ADR   20440W105     5,202     170,000 SH        SOLE        NONE      170,000
CONSOL ENERGY INC              COM             20854P109     4,741     105,100 SH        SOLE        NONE      105,100
DESARROLLADORA HOMEX S A DE    SPONSORED ADR   25030W100    15,622     413,500 SH        SOLE        NONE      413,500
DYNEGY INC DEL                 CL A            26817G102       645     253,100 SH        SOLE        NONE      253,100
E TRADE FINANCIAL CORP         COM             269246104     3,191   1,823,800 SH        SOLE        NONE    1,823,800
ELAN PLC                       ADR             284131208     2,370     333,400 SH        SOLE        NONE      333,400
EXPEDIA INC DEL                COM             30212P105     2,632     109,900 SH        SOLE        NONE      109,900
FREEPORT-MCMORAN COPPER & GO   COM             35671D857     8,233     120,000 SH        SOLE        NONE      120,000
GENWORTH FINL INC              COM CL A        37247D106     3,535     295,800 SH        SOLE        NONE      295,800
HERTZ GLOBAL HOLDINGS INC      COM             42805T105     2,380     219,800 SH        SOLE        NONE      219,800
ISHARES INC                    MSCI BRAZIL     464286400    26,684     394,500 SH        SOLE        NONE      394,500
LAS VEGAS SANDS CORP           COM             517834107     3,333     197,900 SH        SOLE        NONE      197,900
LIBERTY GLOBAL INC             COM SER A       530555101     2,392     106,000 SH        SOLE        NONE      106,000
MARTIN MARIETTA MATLS INC      COM             573284106     6,399      69,500 SH        SOLE        NONE       69,500
MASSEY ENERGY CORP             COM             576206106     3,941     141,300 SH        SOLE        NONE      141,300
MBIA INC                       COM             55262C100     3,222     415,200 SH        SOLE        NONE      415,200
MECHEL OAO                     SPONSORED ADR   583840103    52,052   2,895,000 SH        SOLE        NONE    2,895,000
MGM MIRAGE                     COM             552953101     3,421     284,100 SH        SOLE        NONE      284,100
MIRANT CORP NEW                COM             60467R100     1,963     119,500 SH        SOLE        NONE      119,500
NAVISTAR INTL CORP NEW         COM             63934E108     6,998     187,000 SH        SOLE        NONE      187,000
NETEASE COM INC                SPONSORED ADR   64110W102     2,549      55,800 SH        SOLE        NONE       55,800
NRG ENERGY INC                 COM NEW         629377508       626      22,200 SH        SOLE        NONE       22,200
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR   68370R109    16,022     856,800 SH        SOLE        NONE      856,800
PEABODY ENERGY CORP            COM             704549104     4,325     116,200 SH        SOLE        NONE      116,200
PENTAIR INC                    COM             709631105     6,214     210,500 SH        SOLE        NONE      210,500
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR   71654V408    10,328     225,000 SH        SOLE        NONE      225,000
POTASH CORP SASK INC           COM             73755L107     8,356      92,500 SH        SOLE        NONE       92,500
RRI ENERGY INC                 COM             74971X107       603      84,500 SH        SOLE        NONE       84,500
SPRINT NEXTEL CORP             COM SER 1       852061100     1,899     480,700 SH        SOLE        NONE      480,700
TEXTRON INC                    COM             883203101     3,312     174,500 SH        SOLE        NONE      174,500
UNITED STATES STL CORP NEW     COM             912909108     2,219      50,000 SH        SOLE        NONE       50,000
VULCAN MATLS CO                COM             929160109     6,396     118,300 SH        SOLE        NONE      118,300
YAHOO INC                      COM             984332106     5,649     317,200 SH        SOLE        NONE      317,200

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